EARNINGS PER COMMON SHARE - Weighted Average Number of Common Shares (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Issued common shares (in shares)	550	550
Effect of shares repurchased (in shares)	(1)	(2)
Effect of shares issued on exercise of options (in shares)	1	5
Basic weighted average number of common shares at December 31 (in shares)	550	553
Dilutive effect of share options on issue (in shares)	1	1
Diluted weighted average number of common shares at December 31 (in shares)	551	554
Basic earnings per common share (in CAD per share)	$ 3.00	$ 5.14
Diluted earnings per common share (in CAD per share)	$ 2.99	$ 5.12